MERCHANDISE INVENTORIES	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 16 - MERCHANDISE INVENTORIES

Merchandise inventories are recorded using first-in-first-out. In-bound freight-related costs from our vendors are included as part of the net cost of merchandise inventories. Other costs associated with acquiring, storing and transporting merchandise inventories to our retail stores are expensed as incurred and included in cost of goods sold.

Our inventory valuation reflects adjustments for anticipated physical inventory losses (e.g., theft) that have occurred since the last physical inventory. Physical inventory counts are taken on a regular basis to ensure that the inventory reported in our consolidated financial statements is properly stated. The Company had $37,379 worth of merchandise inventories as of March 31, 2015.